INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	For the years ended December 31,
	2020	2021	2022
Current income tax benefit (expense)	$—	$729	$(74)
Deferred income tax expense	—	—	—
Total income tax benefit (expense)	$—	$729	$(74)

Schedule of reconciliations of statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2020	2021	2022
Net loss before provision for income taxes	$166	$196,657	$84,545
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	42	49,164	21,136
Impairment of goodwill	—	(35,914)	—
Reversal of taxable deemed interest income from inter-company interest-free loans	—	1,354	—
Fair value change on warrants	—	500	(79)
Non-deductible loss and SBC expenses not deductible for tax purposes	—	(13,262)	(13,427)
Effect of income tax rate differences in jurisdictions other than the PRC	—	(437)	(1,721)
NOL not applicable for carryforward	(56)	(193)	(288)
Change in valuation allowance	14	(483)	(5,339)
Income tax benefit	$—	$729	$(74)
Effective tax rates	—%	0.38%	(0.00)%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2020	2021	2022
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$—	$4,249	$477
Write-down of inventory	—	3,874	—
Provision for doubtful accounts	—	2,315	—
Write down of other non-current assets	—	1,054	—
Accrued expense	—	207	—
Accrued payroll and welfare	—	61	—
Advertising expense	—	6	—
Net operating loss carry forwards	388	13,474	584
Subtotal	388	25,240	1,061
Valuation allowance	(388)	(25,240)	(1,061)
Deferred tax assets, net	$—	$—	$—

Summary of movements of the valuation allowance

	As of December 31,
	2020	2021	2022
Balance at the beginning of the year	$402	$388	$25,240
Current year addition	63	1,454	5,267
Current year reversal	—	(753)	(7,039)
Reduction due to usage of NOL	(21)	(25)	(42)
Reduction due to statute expiration	(56)	(193)	(288)
Decrease in disposal of subsidiaries	—	—	(22,077)
Reverse acquisition	—	23,843	—
Exchange rate effect	—	526	—
Balance at the end of the year	$388	$25,240	$1,061